Salaries and other employee expenses - Schedule of stock options granted (Details) - Stock options	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of share options outstanding (in shares) | shares	142,410	142,410	142,410
Exercisable (in shares) | shares	142,410
Expected to vest (in shares) | shares	0
Weighted average exercise price (in usd per share) | $ / shares	$ 29.25	$ 29.25	$ 29.25
Weighted average exercise price, exercisable (in usd per share) | $ / shares	29.25
Weighted average exercise price, expected to vest (in usd per share) | $ / shares	$ 0
Weighted average remaining contractual term of outstanding	0.11 years
Weighted average remaining contractual term, exercisable	0.11 years
Aggregate intrinsic value, outstanding | $	$ 0
Aggregate intrinsic value, exercisable | $	0
Aggregate intrinsic value, expected to vest | $	$ 0